Borrowings - Schedule of Remaining Maturities of the Borrowings (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Maturities
Total borrowings	RM 63,340,867	$ 15,597,357	RM 35,039,857
Within 1 year [Member]
Maturities
Total borrowings	45,626,825	11,235,366	32,940,381
1 - 2 years [Member]
Maturities
Total borrowings	15,263,709	3,758,609	930,524
More than 5 years [Member]
Maturities
Total borrowings	RM 2,450,333	$ 603,382	RM 1,168,952